PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2017	2018
	RMB	RMB
Buildings	1,636,589,735	2,263,778,746
Machinery and equipment	6,547,574,340	7,424,741,329
Motor vehicles	31,862,146	41,497,424
Furniture, fixture and office equipment	208,180,764	409,399,100
	8,424,206,985	10,139,416,599
Less: Accumulated depreciation	(2,368,014,424)	(3,087,018,295)
Less: Impairment	(23,670,338)	(22,671,733)
Subtotal	6,032,522,223	7,029,726,571
Construction in progress	647,664,933	1,246,173,113
Property, plant and equipment, net	6,680,187,156	8,275,899,684

Schedule of movement in Impairment [Table Text Block]

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	35,263,789	51,439,373	23,670,338
Addition	125,524,021	-	14,548,005
Disposal of impaired assets	(109,348,437)	(27,769,035)	(15,546,610)
At end of year	51,439,373	23,670,338	22,671,733